Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal					$ (1,235)	$ (5,902)	$ (1,990)
State and local					323	(2,535)	(1,061)
Total current					(912)	(8,437)	(3,051)
Deferred:
Federal					197	(348)	(174)
State and local					(94)	(123)	(105)
Total deferred					103	(471)	(279)
Total income tax provision	$ (985)	$ (165)	$ (2,116)	$ (971)	$ (809)	$ (8,908)	$ (3,330)